FINANCIAL RISK MANAGEMENT - Impact on Profit and Equity (Before Tax Effect) of a 10% Strengthening of US Dollar Versus Euro for Non-US Dollar Functional Currency Entities (Details) - 10% strengthening U.S. Dollar/Euro
€ in Millions
12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on income before tax	€ (23)
Effect on pretax equity	(20)
Net commercial transaction exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on income before tax	(23)
Effect on pretax equity	(20)
Net financing transaction exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on income before tax	0
Effect on pretax equity	0
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on income before tax	1
Effect on pretax equity	0
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on income before tax	(1)
Effect on pretax equity	0
Derivatives on commercial transactions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on income before tax	(23)
Effect on pretax equity	(20)
Cash in Bank and intercompany loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on income before tax	99
Effect on pretax equity	0
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on income before tax	(108)
Effect on pretax equity	0
Derivatives on financing transactions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on income before tax	9
Effect on pretax equity	€ 0